Result on disposal of group companies	12 Months Ended
Dec. 31, 2021
Result on disposal of group companies [abstract]
Result on disposal of group companies
24

Result on disposal of group companies
Result on disposal of group companies
in EUR million 2021 2020 2019
ING Austria (Retail Banking activities) -26
Makelaarsland -3
Cel Data Services

-3
ING Lease Italy -2
ING Mauritius 119
-29 -3 117
At 12 July 2021, ING announced that it has reached an

agreement to transfer

ING’s Retail

Banking operations in Austria
to bank99. Per 1 December 2021 ING completed the

transaction and realized a

loss on settlement of
EUR 26

million.
ING and the board of Makelaarsland agreed during 2021 to continue Makelaarsland independently.

The negative
result on disposal of group companies from this management buyout amounted to a loss of approximately EUR
3
million.
In 2020 ING realized a EUR 3

million loss on the sale of Cel Data Services N.V. against net assets disposed of EUR
4
million. Cel Data Services N.V.

is active in ATM services including cash loading and ICT managed services for ING’s
Belgian retail branches, other Belgian financial institutions and retail shops.
In 2019 the Result on disposal of group companies is mainly impacted by the sale of ING’s stake in Kotak
Mahindra Bank by ING Mauritius during 1Q 2019. ING Mauritius is in the process of being liquidated and
consequently, the release of the currency translation reserve (CTA)

and the release of the Net Investment
Foreign Entities reserve resulted in a one-off gain of EUR 119 million.